Employee Benefits (Tables)	3 Months Ended
Jan. 31, 2021
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Summary of Employee Benefit Plans Expenses

The following table summarizes expenses for the Bank’s principal pension and non-pension post-retirement defined benefit plans and the Bank’s significant other defined benefit pension and retirement plans, for the three months ended January 31, 2021 and January 31, 2020.

Defined Benefit Plan Expenses

(millions of Canadian dollars)	Principal pension plans		Principal non-pension post-retirement benefit plan		Other pension and retirement plans[1]
		For the three months ended
	January 31 2021	January 31 2020	January 31 2021	January 31 2020	January 31 2021	January 31 2020
Service cost – benefits earned	$130	$117	$2	$4	$2	$2
Net interest cost on net defined benefit liability	6	4	3	5	5	7
Past service cost (credit)	–	–	–	–	1	–

Defined benefit administrative expenses	3	2	–	–	1	1
Total	$139	$123	$5	$9	$9	$10

[1]

Includes Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance retirement plans, and supplemental employee retirement plans. Other employee benefit plans operated by the Bank and certain of its subsidiaries are not considered material for disclosure purposes. The TD Banknorth defined benefit pension plan was frozen as of December 31, 2008, and no service credits can be earned after that date. Certain TD Auto Finance defined benefit pension plans were frozen as of April 1, 2012, and no service credits can be earned after March 31, 2012.

Summary of Expenses for Bank's Defined Contribution Plans

The following table summarizes expenses for the Bank’s defined contribution plans for the three months ended January 31, 2021 and January 31, 2020.

Defined Contribution Plan Expenses

(millions of Canadian dollars)	For the three months ended
	January 31 2021	January 31 2020
Defined contribution pension plans[1]	$52	$44

Government pension plans[2]	120	117
Total	$172	$161

[1]	Includes defined contribution portion of the TD Pension Plan (Canada) and TD Bank, N.A. defined contribution 401(k) plan.
[2]	Includes Canada Pension Plan, Quebec Pension Plan, and U.S. Federal Insurance Contributions Act.

Summary of Remeasurement of Defined Benefit Plans

The following table summarizes the remeasurements recognized in other comprehensive income for the Bank’s principal pension and post-retirement defined benefit plans for the three months ended January 31, 2021 and January 31, 2020.

Remeasurement of Defined Benefit Plans[1,2],3

(millions of Canadian dollars)	Principal pension plans		Principal post-retirement benefit plan
			For the three months ended
	January 31 2021	January 31 2020	January 31 2021	January 31 2020
Actuarial gains (losses) – defined benefit plan obligations	$247	$(429)	$4	$(36)

Actuarial gains (losses) – return on plan assets less interest income	302	259	–	–
Total	$549	$(170)	$4	$(36)

[1]

Excludes the Canada Trust defined benefit pension plan, TD Banknorth defined benefit pension plan, TD Auto Finance retirement plans, supplemental employee retirement plans, and other employee benefit plans as these plans are not remeasured on a quarterly basis.

[2]	Changes in discount rates and return on plan assets are reviewed and updated on a quarterly basis. All other assumptions are updated annually.
[3]	Amounts are presented on a pre-tax basis.